COMMITMENTS	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 6 — COMMITMENTS :

a.	Royalty Commitments:

1)	The Company is obligated to pay royalties to the IIA on proceeds from the sale of products developed from research and development activities that were funded, partially, by grants from the IIA.

Under the specific terms of the funding arrangements with the IIA, royalties of 3.5% to 25% are payable on the sale of products developed with funding received from the IIA, which payments shall not exceed, in the aggregate, 300% of the amount of the grant received (dollar linked), plus interest at annual rate based on LIBOR.

Up to December 31, 2021, the Company had recognized and received grants from the IIA in the aggregate amount of $1,430 (no grants were received in the years ended December 31, 2019, 2020 and 2021). Through December 31, 2021, the Company recorded an accumulated royalty expense of $2,109 as royalties to the IIA with respect to revenue recognized through December 31, 2021($32, $25 and $23 were recorded in 2019, 2020 and 2021 accordingly, as an expense in the consolidated statements of operations).

2)
The Company has an agreement, that was amended several times (hereafter — the agreements) with Yissum Research Development Company (hereafter — “Yissum”), the technology-licensing arm of the Hebrew University of Jerusalem.

According to the agreements, the Company received from Yissum an exclusive and a non-exclusive license for the commercialization of certain Yissum patents. According to the agreements the Company shall pay Yissum:
Royalties of 1.5% of net sales related to certain patents. 1.5% – 8% of proceeds received by the Company for the sub-license or license of certain patents.

Royalty expenses in immaterial amounts were recorded in 2019, 2020 and 2021 in respect of these agreements.

According to the agreements, the Company may continue commercial use of certain Yissum’s patents in connection with the products and subject to the obligation to pay Yissum the royalties and the sub-license fees.

The Company granted rights to a third party for use and commercialization of certain Yissum patents.

b.	Lease Agreements

The Company leases offices and vehicles under operating leases. For leases with terms greater than 12 months, the Company records right of use assets and lease liabilities at the present value of lease payments over the leases term.

Offices
The Company leases office spaces and research and development facilities under several agreements. These agreements are linked to the change in the Israeli consumer price index and expire in December 2023. These agreements are classified as operating leases and presented under operating lease right-of-use assets and operating leases liabilities. A restricted deposit of $136 has been deposited in order to secure the agreement.

Vehicles
The Company has entered into operating lease agreements for vehicles used by its employees for a period of 3 years. These contracts are classified as operating leases and presented under operating lease right-of-use assets and operating leases liabilities.

Lease Position

The table below presents the lease-related assets and liabilities recorded on the consolidated balance sheet:

	As of December 31,
	2020	2021

Assets
Operating Leases
Operating lease right-of-use assets	$1,896	$1,501

Liabilities
Current liabilities
Current maturities of operating leases	$673	$781
Long-term liabilities
Non-current operating leases	$1,299	$810

Weighted Average Remaining Lease Term
Operating leases	1.29	0.87

Weighted Average Discount Rate
Operating leases	6.25%	6.13%

Lease Costs

The table below presents certain information related to lease costs of operating leases for the year ended December 31, 2021:

	Year Ended December 31,
	2020	2021

Operating lease cost:	$685	$872

The table below presents supplemental cash flow information related to leases for the year ended December 31, 2021:

	Year Ended December 31,
	2020	2021

Cash paid for amounts included in the measurement of leases liabilities:
Operating cash flows from operating leases	$735	$843

Undiscounted Cash Flows

The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities recorded on the consolidated balance sheet:

Operating Leases

For the year ending December 31, 2021
2022	$858
2023	789
2024	30
Total minimum lease payments	1,677
Less: amount of lease payments representing interest	(86)
Present value of future minimum lease payments	1,591
Less: Current maturities of operating leases	781
Long-term operating leases liabilities	810
$1,591

c.
In June 2008, the Company entered into a Master Clinical Trial Services Agreement with a third party, which was later amended in April 2017, to retain its services as a clinical research organization for certain product candidate subject to task work orders to be issued by the Company. During 2018, the Company entered into six additional task orders. As consideration for its services the Company will pay a total amount of approximately $14,425 during the term of the engagement and based on achievement of certain milestones, out of which $12,710 were recognized as an expense until December 31, 2021.

d.
In 2016 through 2020, the Company entered into several collaboration agreements mainly with one third party (the "Partner") for the development, manufacturing and commercialization of several product candidates (including an agreement assumed by the Company in August 2018, following the transfer of an in-process research and development product candidate from a related party). In November 2021, the Company entered into a new agreement (the "New Agreement") with the Partner, to sell its rights to the Partner in relation to ten generic collaborative agreements between the parties. Under the New Agreement, the Company has retained collaboration rights to two generic programs related to four generic drug candidates. See detailed information in note 7b.

e.
In October 2017, the Company entered into a Clinical Development Master Services Agreement with a third party, to retain it as clinical research organization for certain product candidate, subject to task work orders to be issued by the Company. As consideration for its services the Company will pay a total amount of approximately $13,955 during the term of the engagement and based on achievement of certain milestones, out of which $13,430 were recognized as an expense until December 31, 2021.